Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.59%
Australia–4.34%
Ansell Ltd.	63,860	$1,212,421
Australia & New Zealand Banking Group Ltd.	54,423	1,028,553
Treasury Wine Estates Ltd.	131,622	991,009
		3,231,983
Austria–3.11%
ams-OSRAM AG(a)	70,000	1,174,308
Wienerberger AG	31,695	1,145,376
		2,319,684
Canada–1.79%
CAE, Inc.(a)	52,911	1,336,147
China–3.96%
Alibaba Group Holding Ltd., ADR(a)(b)	6,561	825,308
Prosus N.V.(a)	25,507	2,124,636
		2,949,944
Denmark–1.26%
Vestas Wind Systems A/S	34,826	936,622
Finland–0.83%
QT Group OYJ(a)	5,340	615,498
France–7.32%
Coface S.A.(a)	50,446	668,365
TotalEnergies SE	22,383	1,267,817
Veolia Environnement S.A.	56,043	2,027,894
Verallia S.A.(c)	47,469	1,491,442
		5,455,518
Germany–11.59%
AIXTRON SE	27,089	552,388
Deutsche Telekom AG	122,523	2,296,177
Infineon Technologies AG	34,915	1,426,245
Mercedes-Benz Group AG	25,530	2,009,654
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	3,547	1,112,466
Nordex SE(a)(b)	34,553	544,586
TeamViewer AG(a)(c)	45,901	690,347
		8,631,863
Hong Kong–1.40%
AIA Group Ltd.	100,400	1,042,882
India–2.61%
Fairfax India Holdings Corp.(a)(c)	81,059	964,602
Housing Development Finance Corp. Ltd.	28,735	978,650
		1,943,252
Italy–3.62%
Ariston Holding N.V.(a)	113,795	1,312,312
Enel S.p.A.	180,362	1,382,784
		2,695,096
Shares		Value
Japan–19.42%
ASKUL Corp.	35,400	$431,456
Disco Corp.	1,900	521,393
FANUC Corp.	6,600	1,306,066
Hitachi Ltd.	36,600	1,907,767
Hoya Corp.	11,400	1,476,226
KDDI Corp.	41,100	1,305,946
Koito Manufacturing Co. Ltd.	16,000	803,995
Nintendo Co. Ltd.	2,000	980,989
Shin-Etsu Chemical Co. Ltd.	6,400	1,071,793
SoftBank Group Corp.	18,500	818,320
Sony Group Corp.	13,200	1,474,681
Toyota Motor Corp.	119,500	2,364,567
		14,463,199
Luxembourg–1.23%
ArcelorMittal S.A.	30,819	919,397
Netherlands–6.48%
BE Semiconductor Industries N.V.	13,801	1,168,639
Heineken Holding N.V.	11,180	981,518
Koninklijke Ahold Delhaize N.V.	44,680	1,448,495
Signify N.V.	23,133	1,227,623
		4,826,275
Singapore–1.89%
DBS Group Holdings Ltd.	53,760	1,408,319
Spain–5.10%
Bankinter S.A.	230,336	1,349,428
Iberdrola S.A.	160,202	1,850,633
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(b)	335,375	603,266
		3,803,327
Sweden–1.98%
SkiStar AB	49,518	761,886
Volvo AB, Class B	31,668	714,093
		1,475,979
Switzerland–12.13%
ALSO Holding AG	5,456	1,537,604
Bossard Holding AG, Class A	2,328	727,898
DKSH Holding AG	9,230	738,306
Meyer Burger Technology AG(a)	1,045,901	403,746
Novartis AG, ADR	21,153	1,838,407
Roche Holding AG	7,200	2,783,995
Swatch Group AG (The), BR	3,447	1,004,110
		9,034,066
United Kingdom–8.42%
AstraZeneca PLC	17,663	2,049,577
BP PLC	415,954	2,145,611
Prudential PLC	36,803	618,981
Tate & Lyle PLC	152,206	1,455,302
		6,269,471

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Shares		Value
United States–2.11%
Stellantis N.V.	81,297	$1,571,219
Total Common Stocks & Other Equity Interests (Cost $68,301,069)		74,929,741
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.59% (Cost $68,301,069)		74,929,741
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.97%
Invesco Private Government Fund, 0.02%(d)(e)(f)	439,523	439,523
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,025,348	$1,025,552
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,465,128)		1,465,075
TOTAL INVESTMENTS IN SECURITIES—102.56% (Cost $69,766,197)		76,394,816
OTHER ASSETS LESS LIABILITIES–(2.56)%		(1,903,753)
NET ASSETS–100.00%		$74,491,063
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $3,146,391, which represented 4.22% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$504,450	$4,468,400	$(4,972,850)	$-	$-	$-	$14
Invesco Treasury Portfolio, Institutional Class	336,300	2,978,933	(3,315,233)	-	-	-	4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	421,800	717,826	(700,103)	-	-	439,523	21*
Invesco Private Prime Fund	984,200	1,528,351	(1,486,785)	(53)	(161)	1,025,552	254*
Total	$2,246,750	$9,693,510	$(10,474,971)	$(53)	$(161)	$1,465,075	$293

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,231,983	$—	$3,231,983
Austria	—	2,319,684	—	2,319,684
Canada	1,336,147	—	—	1,336,147
China	825,308	2,124,636	—	2,949,944
Denmark	—	936,622	—	936,622
Finland	—	615,498	—	615,498
France	—	5,455,518	—	5,455,518
Germany	—	8,631,863	—	8,631,863
Hong Kong	—	1,042,882	—	1,042,882
India	964,602	978,650	—	1,943,252
Italy	—	2,695,096	—	2,695,096
Japan	—	14,463,199	—	14,463,199
Luxembourg	—	919,397	—	919,397
Netherlands	—	4,826,275	—	4,826,275
Singapore	—	1,408,319	—	1,408,319
Spain	—	3,803,327	—	3,803,327
Sweden	—	1,475,979	—	1,475,979
Switzerland	1,838,407	7,195,659	—	9,034,066
United Kingdom	—	6,269,471	—	6,269,471
United States	—	1,571,219	—	1,571,219
Money Market Funds	—	1,465,075	—	1,465,075
Total Investments	$4,964,464	$71,430,352	$—	$76,394,816
Invesco International Core Equity Fund